Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other current liabilities [Abstract]
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2012	December 31, 2011

Taxes payable	10.6	16.6
Employee withheld taxes, social security and vacation payment	6.2	2.8
Other current liabilities	6.4	8.5
Total other current liabilities	23.2	27.9